S000094758 [Member] Performance Management - First Sentier American Listed Infrastructure Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The American Listed Predecessor Fund reorganized into the Fund on November 3, 2025 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the American Listed Predecessor Fund. The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund performance shown below is the performance of the American Listed Predecessor Fund. The American Listed Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the American Listed Predecessor Fund’s performance has varied from year to year, and by showing how the American Listed Predecessor Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.firstsentierfunds.com or by calling the Fund toll-free at 1-888-898-5040.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the American Listed Predecessor Fund’s performance has varied from year to year, and by showing how the American Listed Predecessor Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns For years ended December 31*
Bar Chart Closing [Text Block]	During the period of time shown in the bar chart, the highest return for a calendar quarter was 15.00% (December 31, 2021) and the lowest return for a calendar quarter was -9.57% (June 30, 2022).
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for other share classes.
Performance Availability Website Address [Text]	www.firstsentierfunds.com
Performance Availability Phone [Text]	1-888-898-5040
Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date returns
Bar Chart, Year to Date Return	10.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.00%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(9.57%)
Lowest Quarterly Return, Date	Jun. 30, 2022